Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014445
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Advisers Class
Trading Symbol	EAFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$54	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[1]
AssetsNet	$ 612,203,152
Holdings Count | Holding	1,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014446
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class A
Trading Symbol	EVFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[2]
AssetsNet	$ 612,203,152
Holdings Count | Holding	1,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class C
Trading Symbol	ECFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.83%	[3]
AssetsNet	$ 612,203,152
Holdings Count | Holding	1,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014449
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class I
Trading Symbol	EIFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[4]
AssetsNet	$ 612,203,152
Holdings Count | Holding	1,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171616
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class R6
Trading Symbol	ESFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[5]
AssetsNet	$ 612,203,152
Holdings Count | Holding	1,064
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$612,203,152
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,064
Portfolio Turnover Rate	1%

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(0.4%)
Exchange-Traded Funds	1.5%
Common Stocks	1.6%
Asset-Backed Securities	2.8%
Short-Term Investments	6.5%
Corporate Bonds	15.3%
Senior Floating-Rate LoansFootnote Reference†	72.7%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.3%
CCC or Lower	4.2%
B	62.1%
BB	19.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014440
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Advisers Class
Trading Symbol	EABLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[6]
AssetsNet	$ 3,081,120,961
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014441
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class A
Trading Symbol	EVBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[7]
AssetsNet	$ 3,081,120,961
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014443
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class C
Trading Symbol	ECBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%	[8]
AssetsNet	$ 3,081,120,961
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014444
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class I
Trading Symbol	EIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[9]
AssetsNet	$ 3,081,120,961
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000177290
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class R6
Trading Symbol	ESBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[10]
AssetsNet	$ 3,081,120,961
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,081,120,961
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	569
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	1.5%
Common Stocks	1.5%
Asset-Backed Securities	2.9%
Corporate Bonds	4.2%
Short-Term Investments	6.8%
Senior Floating-Rate Loans	82.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.7%
CCC or Lower	3.4%
B	66.1%
BB	15.5%
BBB	2.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049802
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class A
Trading Symbol	EAGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[11]
AssetsNet	$ 3,795,258,635
Holdings Count | Holding	1,455
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081636
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class C
Trading Symbol	ECGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.16%	[12]
AssetsNet	$ 3,795,258,635
Holdings Count | Holding	1,455
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049803
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class I
Trading Symbol	EIGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[13]
AssetsNet	$ 3,795,258,635
Holdings Count | Holding	1,455
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000089783
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R
Trading Symbol	ERGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$85	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%	[14]
AssetsNet	$ 3,795,258,635
Holdings Count | Holding	1,455
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000191155
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R6
Trading Symbol	EGMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[15]
AssetsNet	$ 3,795,258,635
Holdings Count | Holding	1,455
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,795,258,635
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,455
Portfolio Turnover Rate (for Global Macro Portfolio)	89%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014451
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class A
Trading Symbol	EVGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.05%	[16]
AssetsNet	$ 430,489,752
Holdings Count | Holding	438
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class C
Trading Symbol	ECGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	2.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.80%	[17]
AssetsNet	$ 430,489,752
Holdings Count | Holding	438
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000077399
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class I
Trading Symbol	EIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[18]
AssetsNet	$ 430,489,752
Holdings Count | Holding	438
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014450
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class R
Trading Symbol	ERGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	2.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.30%	[19]
AssetsNet	$ 430,489,752
Holdings Count | Holding	438
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$430,489,752
# of Portfolio Holdings	438
Portfolio Turnover Rate	170%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.4%
Government National Mortgage Association Participation Agreements	2.9%
U.S. Government Agency Mortgage-Backed Securities	41.7%
Collateralized Mortgage Obligations	53.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014454
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class A
Trading Symbol	ETHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[20]
AssetsNet	$ 1,042,820,892
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014456
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class C
Trading Symbol	ECHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%	[21]
AssetsNet	$ 1,042,820,892
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081635
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class I
Trading Symbol	EIHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[22]
AssetsNet	$ 1,042,820,892
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243418
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class R6
Trading Symbol	ERHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[23]
AssetsNet	$ 1,042,820,892
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,042,820,892
# of Portfolio Holdings (for High Income Opportunities Portfolio)	495
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000227652
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Advisers Class
Trading Symbol	EASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[24]
AssetsNet	$ 3,146,366,906
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014457
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class A
Trading Symbol	EALDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[25]
AssetsNet	$ 3,146,366,906
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014459
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class C
Trading Symbol	ECLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%	[26]
AssetsNet	$ 3,146,366,906
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000078260
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class I
Trading Symbol	EILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[27]
AssetsNet	$ 3,146,366,906
Holdings Count | Holding	828
InvestmentCompanyPortfolioTurnover	362.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,146,366,906
# of Portfolio Holdings	828
Portfolio Turnover Rate	362%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.9%
U.S. Department of Agriculture Loans	1.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	39.3%
U.S. Government Agency Mortgage-Backed Securities	56.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class A
Trading Symbol	ETSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[28]
AssetsNet	$ 17,750,389,268
Holdings Count | Holding	5,736
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class C
Trading Symbol	ECSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[29]
AssetsNet	$ 17,750,389,268
Holdings Count | Holding	5,736
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000077400
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class I
Trading Symbol	ESIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[30]
AssetsNet	$ 17,750,389,268
Holdings Count | Holding	5,736
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class R
Trading Symbol	ERSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[31]
AssetsNet	$ 17,750,389,268
Holdings Count | Holding	5,736
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,750,389,268
# of Portfolio Holdings (for the Fund and Portfolios)	5,736
Portfolio Turnover RateFootnote Reference1	13%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Table Summary
Value	Value
Other Net AssetsFootnote Reference*	(17.5%)
Government National Mortgage Association Participation Agreements	1.1%
Convertible Bonds	1.8%
Common Stocks	2.1%
Investments in Affiliated Investment Funds	2.1%
Insurance Linked Securities	3.0%
Senior Floating-Rate LoansFootnote Reference†	4.7%
Foreign Corporate Bonds	5.3%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	5.5%
Corporate Bonds	7.8%
Sovereign Government BondsFootnote Reference‡	11.7%
Short-Term Investments	16.7%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	19.9%
Collateralized Mortgage Obligations	30.5%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote†	Net of unfunded loan commitments.
Footnote‡	Net of securities sold short.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Table Summary
Value	Value
Emerging Markets Local Income Portfolio	0.8%
International Income Portfolio	1.0%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	2.1%
Senior Debt Portfolio	3.0%
High Income Opportunities Portfolio	4.7%
Global Macro Absolute Return Advantage Portfolio	12.6%
Global Opportunities Portfolio	75.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class A
Trading Symbol	EAEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[32]
AssetsNet	$ 892,869,638
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$892,869,638
# of Portfolio Holdings	70
Portfolio Turnover RateFootnote Reference1	2%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.4%
Debt ObligationsFootnote Reference†	3.7%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	28.5%
Tax-Managed Growth Portfolio	34.1%
Footnote	Description
Footnote*	Investment types less than 1% each.
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014465
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class C
Trading Symbol	ECEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.84%	[33]
AssetsNet	$ 892,869,638
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$892,869,638
# of Portfolio Holdings	70
Portfolio Turnover RateFootnote Reference1	2%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.4%
Debt ObligationsFootnote Reference†	3.7%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	28.5%
Tax-Managed Growth Portfolio	34.1%
Footnote	Description
Footnote*	Investment types less than 1% each.
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162692
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class I
Trading Symbol	EIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[34]
AssetsNet	$ 892,869,638
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$892,869,638
# of Portfolio Holdings	70
Portfolio Turnover RateFootnote Reference1	2%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.4%
Debt ObligationsFootnote Reference†	3.7%
Tax-Managed Small-Cap Portfolio	8.1%
Affiliated Investment Funds	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	28.5%
Tax-Managed Growth Portfolio	34.1%
Footnote	Description
Footnote*	Investment types less than 1% each.
Footnote†	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014437
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class A
Trading Symbol	EATVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[35]
AssetsNet	$ 918,556,629
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$918,556,629
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.3%
Real Estate	0.8%
Consumer Staples	4.3%
Materials	5.3%
Utilities	5.5%
Communication Services	6.9%
Energy	8.5%
Consumer Discretionary	9.7%
Health Care	10.3%
Information Technology	13.5%
Industrials	14.6%
Financials	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Micron Technology, Inc.	5.3%
Alphabet, Inc., Class A	4.4%
Chevron Corp.	4.1%
JPMorgan Chase & Co.	3.5%
Amazon.com, Inc.	3.3%
Intel Corp.	3.3%
PNC Financial Services Group, Inc.	2.7%
Parker-Hannifin Corp.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
NextEra Energy, Inc.	2.5%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014439
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class C
Trading Symbol	ECTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.90%	[36]
AssetsNet	$ 918,556,629
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$918,556,629
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.3%
Real Estate	0.8%
Consumer Staples	4.3%
Materials	5.3%
Utilities	5.5%
Communication Services	6.9%
Energy	8.5%
Consumer Discretionary	9.7%
Health Care	10.3%
Information Technology	13.5%
Industrials	14.6%
Financials	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Micron Technology, Inc.	5.3%
Alphabet, Inc., Class A	4.4%
Chevron Corp.	4.1%
JPMorgan Chase & Co.	3.5%
Amazon.com, Inc.	3.3%
Intel Corp.	3.3%
PNC Financial Services Group, Inc.	2.7%
Parker-Hannifin Corp.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
NextEra Energy, Inc.	2.5%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000058335
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class I
Trading Symbol	EITVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[37]
AssetsNet	$ 918,556,629
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$918,556,629
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.3%
Real Estate	0.8%
Consumer Staples	4.3%
Materials	5.3%
Utilities	5.5%
Communication Services	6.9%
Energy	8.5%
Consumer Discretionary	9.7%
Health Care	10.3%
Information Technology	13.5%
Industrials	14.6%
Financials	20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Micron Technology, Inc.	5.3%
Alphabet, Inc., Class A	4.4%
Chevron Corp.	4.1%
JPMorgan Chase & Co.	3.5%
Amazon.com, Inc.	3.3%
Intel Corp.	3.3%
PNC Financial Services Group, Inc.	2.7%
Parker-Hannifin Corp.	2.6%
Westinghouse Air Brake Technologies Corp.	2.5%
NextEra Energy, Inc.	2.5%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148037
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class A
Trading Symbol	EACOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.40%	[38]
AssetsNet	$ 3,724,127,404
Holdings Count | Holding	574
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,724,127,404
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	574
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	20%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	29.2%
India	3.7%
South Africa	3.9%
Brazil	4.5%
Argentina	4.6%
Chile	5.1%
United States	5.2%
Taiwan	8.2%
Greece	8.8%
Vietnam	11.6%
South Korea	15.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Samsung Electronics Co. Ltd.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
SK Hynix, Inc.	4.3%
OTP Bank Nyrt	2.6%
Bank of Cyprus Holdings PLC	2.2%
Vingroup JSC	1.6%
Nova Ljubljanska Banka DD, GDR	1.4%
National Bank of Greece SA	1.3%
Georgia Capital PLC	1.2%
NAC Kazatomprom JSC, GDR	1.2%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148039
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class I
Trading Symbol	EICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[39]
AssetsNet	$ 3,724,127,404
Holdings Count | Holding	574
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,724,127,404
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	574
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	20%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	29.2%
India	3.7%
South Africa	3.9%
Brazil	4.5%
Argentina	4.6%
Chile	5.1%
United States	5.2%
Taiwan	8.2%
Greece	8.8%
Vietnam	11.6%
South Korea	15.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Samsung Electronics Co. Ltd.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
SK Hynix, Inc.	4.3%
OTP Bank Nyrt	2.6%
Bank of Cyprus Holdings PLC	2.2%
Vingroup JSC	1.6%
Nova Ljubljanska Banka DD, GDR	1.4%
National Bank of Greece SA	1.3%
Georgia Capital PLC	1.2%
NAC Kazatomprom JSC, GDR	1.2%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049805
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class A
Trading Symbol	EEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[40]
AssetsNet	$ 1,715,736,071
Holdings Count | Holding	1,136
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,715,736,071
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	1,136
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	47%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class C
Trading Symbol	EEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%	[41]
AssetsNet	$ 1,715,736,071
Holdings Count | Holding	1,136
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,715,736,071
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	1,136
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	47%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000084543
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class I
Trading Symbol	EEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[42]
AssetsNet	$ 1,715,736,071
Holdings Count | Holding	1,136
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,715,736,071
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	1,136
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	47%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053808
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Advisers Class
Trading Symbol	EVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$130	2.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.61%	[43]
AssetsNet	$ 3,984,828,292
Holdings Count | Holding	618
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053809
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class A
Trading Symbol	EAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	2.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.61%	[44]
AssetsNet	$ 3,984,828,292
Holdings Count | Holding	618
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053811
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class C
Trading Symbol	ECFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	3.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	3.11%	[45]
AssetsNet	$ 3,984,828,292
Holdings Count | Holding	618
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053812
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class I
Trading Symbol	EIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	2.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.36%	[46]
AssetsNet	$ 3,984,828,292
Holdings Count | Holding	618
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000213855
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class R6
Trading Symbol	EFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$115	2.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.31%	[47]
AssetsNet	$ 3,984,828,292
Holdings Count | Holding	618
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,984,828,292
# of Portfolio Holdings (for Senior Debt Portfolio)	618
Portfolio Turnover Rate (for Senior Debt Portfolio)	15%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014460
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class A
Trading Symbol	EADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[48]
AssetsNet	$ 805,533,137
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$805,533,137
# of Portfolio Holdings	129
Portfolio Turnover Rate	48%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	7.3%
Spain	1.9%
Sweden	1.9%
Norway	2.4%
Taiwan	2.6%
Japan	2.6%
Netherlands	4.6%
United Kingdom	5.4%
Germany	6.3%
France	8.3%
United States	56.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.0%
Eli Lilly & Co.	3.7%
Micron Technology, Inc.	3.5%
ASML Holding NV	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.8%
Total	32.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014462
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class C
Trading Symbol	ECDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.91%	[49]
AssetsNet	$ 805,533,137
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$805,533,137
# of Portfolio Holdings	129
Portfolio Turnover Rate	48%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	7.3%
Spain	1.9%
Sweden	1.9%
Norway	2.4%
Taiwan	2.6%
Japan	2.6%
Netherlands	4.6%
United Kingdom	5.4%
Germany	6.3%
France	8.3%
United States	56.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.0%
Eli Lilly & Co.	3.7%
Micron Technology, Inc.	3.5%
ASML Holding NV	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.8%
Total	32.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000054103
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class I
Trading Symbol	EIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[50]
AssetsNet	$ 805,533,137
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$805,533,137
# of Portfolio Holdings	129
Portfolio Turnover Rate	48%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	7.3%
Spain	1.9%
Sweden	1.9%
Norway	2.4%
Taiwan	2.6%
Japan	2.6%
Netherlands	4.6%
United Kingdom	5.4%
Germany	6.3%
France	8.3%
United States	56.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.0%
Eli Lilly & Co.	3.7%
Micron Technology, Inc.	3.5%
ASML Holding NV	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.8%
Total	32.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023227
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class A
Trading Symbol	EDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[51]
AssetsNet	$ 304,308,724
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class C
Trading Symbol	EDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.92%	[52]
AssetsNet	$ 304,308,724
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class I
Trading Symbol	EDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[53]
AssetsNet	$ 304,308,724
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class R
Trading Symbol	EDIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%	[54]
AssetsNet	$ 304,308,724
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$304,308,724
# of Portfolio Holdings	625
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	2.0%
Senior Floating-Rate Loans	2.1%
Corporate Bonds	31.0%
Common Stocks	64.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	4.3%
Micron Technology, Inc.	2.8%
Eli Lilly & Co.	2.4%
Microsoft Corp.	2.4%
ASML Holding NV	2.0%
NVIDIA Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Apple, Inc.	1.5%
Societe Generale SA	1.2%
EOG Resources, Inc.	1.2%
Total	21.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091467
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class A
Trading Symbol	EGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	2.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.78%	[55]
AssetsNet	$ 4,976,867,984
Holdings Count | Holding	1,445
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class C
Trading Symbol	EGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	3.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	3.53%	[56]
AssetsNet	$ 4,976,867,984
Holdings Count | Holding	1,445
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class I
Trading Symbol	EGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	2.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.53%	[57]
AssetsNet	$ 4,976,867,984
Holdings Count | Holding	1,445
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000096923
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R
Trading Symbol	EGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	3.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	3.03%	[58]
AssetsNet	$ 4,976,867,984
Holdings Count | Holding	1,445
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000191156
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R6
Trading Symbol	EGRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$129	2.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.48%	[59]
AssetsNet	$ 4,976,867,984
Holdings Count | Holding	1,445
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,976,867,984
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,445
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	96%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.3%
Sovereign Loans	1.1%
Insurance Linked Securities	1.9%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	7.2%
Common Stocks	9.9%
Short-Term Investments	32.7%
Sovereign Government Bonds	43.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	13.3%
Hungary	11.0%
Nigeria	9.9%
Uzbekistan	7.9%
Taiwan	4.9%
Brazil	3.9%
Iceland	3.7%
Egypt	3.0%
Zambia	2.8%
Armenia	2.8%
Other	16.3%
Total Long Exposure	79.5%
Table Summary
Saudi Arabia	(11.3)%
United Arab Emirates	(15.8)%
Euro	(19.1)%
Other	(21.4)%
Total Short Exposure	(67.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049804
Shareholder Report [Line Items]
Fund Name	Eaton Vance Diversified Currency Income Fund
Class Name	Class A
Trading Symbol	EAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[60]
AssetsNet	$ 58,725,715
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$58,725,715
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	406
Portfolio Turnover Rate (for International Income Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100401
Shareholder Report [Line Items]
Fund Name	Eaton Vance Diversified Currency Income Fund
Class Name	Class C
Trading Symbol	ECIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%	[61]
AssetsNet	$ 58,725,715
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$58,725,715
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	406
Portfolio Turnover Rate (for International Income Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100402
Shareholder Report [Line Items]
Fund Name	Eaton Vance Diversified Currency Income Fund
Class Name	Class I
Trading Symbol	EIIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Diversified Currency Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[62]
AssetsNet	$ 58,725,715
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$58,725,715
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	406
Portfolio Turnover Rate (for International Income Portfolio)	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Sovereign Government Bonds	30.6%
Short-Term Investments	68.8%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	7.5%
Hungary	5.8%
Nigeria	5.1%
Uzbekistan	5.1%
Vietnam	4.4%
Taiwan	4.1%
India	3.6%
China	3.5%
Brazil	3.1%
Iceland	3.0%
Other	47.8%
Total Long Exposure	93.0%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104668
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class A
Trading Symbol	EAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[63]
AssetsNet	$ 494,123,212
Holdings Count | Holding	810
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104757
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class C
Trading Symbol	ECAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[64]
AssetsNet	$ 494,123,212
Holdings Count | Holding	810
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class I
Trading Symbol	EIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[65]
AssetsNet	$ 494,123,212
Holdings Count | Holding	810
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000215014
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class R6
Trading Symbol	ERAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[66]
AssetsNet	$ 494,123,212
Holdings Count | Holding	810
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$494,123,212
# of Portfolio Holdings	810
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Commercial Mortgage-Backed Securities	3.5%
Short-Term Investments	3.8%
Collateralized Mortgage Obligations	7.8%
Asset-Backed Securities	11.7%
Senior Floating-Rate Loans	28.9%
Corporate Bonds	42.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	3.4%
Not Rated	12.5%
CCC or Lower	5.4%
B	40.0%
BB	27.5%
BBB	8.9%
A	1.5%
AA	0.6%
AAA	0.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000132340
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ESHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[67]
AssetsNet	$ 91,165,631
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$91,165,631
# of Portfolio Holdings	216
Portfolio Turnover Rate	38%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.2%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.9%
Corporate Bonds	85.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.4%
CCC or Lower	7.4%
B	37.6%
BB	51.6%
BBB	1.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000132342
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class I
Trading Symbol	ESHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[68]
AssetsNet	$ 91,165,631
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$91,165,631
# of Portfolio Holdings	216
Portfolio Turnover Rate	38%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.2%
Convertible Bonds	1.2%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.9%
Corporate Bonds	85.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.4%
CCC or Lower	7.4%
B	37.6%
BB	51.6%
BBB	1.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014425
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class A
Trading Symbol	EACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%	[69]
AssetsNet	$ 157,380,586
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$157,380,586
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	47
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.1%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.3%
Health Care	6.8%
Industrials	8.2%
Consumer Discretionary	14.3%
Communication Services	16.8%
Information Technology	45.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.8%
Amazon.com, Inc.	9.8%
Microsoft Corp.	9.4%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.2%
Alphabet, Inc., Class C	5.2%
Monolithic Power Systems, Inc.	4.8%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.5%
Visa, Inc., Class A	3.4%
Total	68.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014427
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class C
Trading Symbol	ECCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.01%	[70]
AssetsNet	$ 157,380,586
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$157,380,586
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	47
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.1%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.3%
Health Care	6.8%
Industrials	8.2%
Consumer Discretionary	14.3%
Communication Services	16.8%
Information Technology	45.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	11.8%
Amazon.com, Inc.	9.8%
Microsoft Corp.	9.4%
Apple, Inc.	9.1%
Alphabet, Inc., Class A	7.2%
Alphabet, Inc., Class C	5.2%
Monolithic Power Systems, Inc.	4.8%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.5%
Visa, Inc., Class A	3.4%
Total	68.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014431
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class A
Trading Symbol	ETMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[71]
AssetsNet	$ 110,462,853
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$110,462,853
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	66
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.3%
Utilities	2.5%
Short-Term Investments	3.1%
Consumer Staples	3.4%
Health Care	4.9%
Materials	5.8%
Real Estate	6.9%
Information Technology	12.0%
Consumer Discretionary	14.9%
Financials	19.6%
Industrials	25.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.5%
Community Financial System, Inc.	2.9%
Diodes, Inc.	2.9%
Franklin Electric Co., Inc.	2.9%
Dorman Products, Inc.	2.8%
Southstate Bank Corp.	2.8%
Aramark	2.6%
Essential Properties Realty Trust, Inc.	2.6%
IDACORP, Inc.	2.5%
Valvoline, Inc.	2.5%
Total	28.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014433
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class C
Trading Symbol	ECMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.97%	[72]
AssetsNet	$ 110,462,853
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$110,462,853
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	66
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.3%
Utilities	2.5%
Short-Term Investments	3.1%
Consumer Staples	3.4%
Health Care	4.9%
Materials	5.8%
Real Estate	6.9%
Information Technology	12.0%
Consumer Discretionary	14.9%
Financials	19.6%
Industrials	25.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.5%
Community Financial System, Inc.	2.9%
Diodes, Inc.	2.9%
Franklin Electric Co., Inc.	2.9%
Dorman Products, Inc.	2.8%
Southstate Bank Corp.	2.8%
Aramark	2.6%
Essential Properties Realty Trust, Inc.	2.6%
IDACORP, Inc.	2.5%
Valvoline, Inc.	2.5%
Total	28.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081633
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class I
Trading Symbol	EIMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[73]
AssetsNet	$ 110,462,853
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$110,462,853
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	66
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.3%
Utilities	2.5%
Short-Term Investments	3.1%
Consumer Staples	3.4%
Health Care	4.9%
Materials	5.8%
Real Estate	6.9%
Information Technology	12.0%
Consumer Discretionary	14.9%
Financials	19.6%
Industrials	25.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.5%
Community Financial System, Inc.	2.9%
Diodes, Inc.	2.9%
Franklin Electric Co., Inc.	2.9%
Dorman Products, Inc.	2.8%
Southstate Bank Corp.	2.8%
Aramark	2.6%
Essential Properties Realty Trust, Inc.	2.6%
IDACORP, Inc.	2.5%
Valvoline, Inc.	2.5%
Total	28.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized
[36]	Annualized
[37]	Annualized
[38]	Annualized
[39]	Annualized
[40]	Annualized
[41]	Annualized
[42]	Annualized
[43]	Annualized
[44]	Annualized
[45]	Annualized
[46]	Annualized
[47]	Annualized
[48]	Annualized
[49]	Annualized
[50]	Annualized
[51]	Annualized
[52]	Annualized
[53]	Annualized
[54]	Annualized
[55]	Annualized
[56]	Annualized
[57]	Annualized
[58]	Annualized
[59]	Annualized
[60]	Annualized
[61]	Annualized
[62]	Annualized
[63]	Annualized
[64]	Annualized
[65]	Annualized
[66]	Annualized
[67]	Annualized
[68]	Annualized
[69]	Annualized
[70]	Annualized
[71]	Annualized
[72]	Annualized
[73]	Annualized